October 16, 2012

Stuart E. Fross
Tel.	617-261-3135
Fax	617-261-3175
stuart.fross@klgates.com

VIA EDGAR

Division of Investment Management

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Post-Effective Amendment No. 18 to Registration Statement on Form N-1A for
Mercer Funds (File Nos. 333-123467 and 811-21732)

Ladies and Gentlemen:

Pursuant to 497(j) of the Securities Act of 1933, I hereby certify that the form of Prospectus and Statement of Additional Information used with respect to the Mercer Global Low Volatility Equity Fund, a series of Mercer Funds (the “Trust”), does not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 18 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed electronically.

Sincerely,

/s/ Stuart E. Fross
Stuart E. Fross